CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Convertible Preferred Shares	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Preferred Stock, Value, Issued, Beginning Balance at Dec. 31, 2018	$ 53,732
Preferred Stock, Shares Outstanding, Beginning Balance (Shares) at Dec. 31, 2018	138,395
Beginning balance at Dec. 31, 2018		$ 0	$ 3,224	$ 0	$ (49,078)	$ (45,854)
Beginning balance (Shares) at Dec. 31, 2018		19,502,400
Other comprehensive loss						0
Issuance of ordinary shares upon exercise of share options		$ 0	147			147
Issuance of ordinary shares upon exercise of share options (Shares)		218,400
Unrealized gain on available-for-sale marketable securities, net						0
Share-based compensation expense			221			221
Net profit (loss)					(7,544)	(7,544)
Preferred Stock, Value, Issued, Ending Balance at Dec. 31, 2019	$ 53,732
Preferred Stock, Shares Outstanding, Ending Balance (Shares) at Dec. 31, 2019	138,395
Ending balance at Dec. 31, 2019		$ 0	3,592	0	(56,622)	(53,030)
Ending balance (Shares) at Dec. 31, 2019		19,720,800
Other comprehensive loss						111
Issuance of Series E convertible preferred shares, net of issuance costs of $473	$ 58,821
Issuance of Series E convertible preferred shares, net of issuance costs of $473 (Shares)	23,706
Issuance of ordinary shares upon exercise of share options		$ 0	539			539
Issuance of ordinary shares upon exercise of share options (Shares)		2,040,600
Unrealized gain on available-for-sale marketable securities, net				111		111
Share-based compensation expense			3,956			3,956
Net profit (loss)					3,914	3,914
Preferred Stock, Value, Issued, Ending Balance at Dec. 31, 2020	$ 112,553					$ 112,553
Preferred Stock, Shares Outstanding, Ending Balance (Shares) at Dec. 31, 2020	162,101					162,101
Ending balance at Dec. 31, 2020		$ 0	8,087	111	(52,708)	$ (44,510)
Ending balance (Shares) at Dec. 31, 2020		21,761,400
Conversion of preferred shares to ordinary shares	$ (112,553)
Conversion of preferred shares to ordinary shares (Shares)	(162,101)
Conversion of preferred shares to ordinary shares			112,553			112,553
Conversion of preferred shares to ordinary shares (Shares)		97,260,600
Issuance of warrants to ordinary shares			280,842			280,842
Exercise of options and vested RSUs granted to employees		$ 0	1,584			1,584
Exercise of options and vested RSUs granted to employees (Shares)		2,018,942
Other comprehensive loss				(270)		(270)
Unrealized gain on available-for-sale marketable securities, net						(270)
Share-based compensation expense			12,001			12,001
Issuance of Ordinary shares in IPO, net			396,344			396,344
Issuance of Ordinary shares in IPO, net (Shares)		17,250,000
Exercise of Warrants to ordinary shares			12,139			12,139
Exercise of Warrants to ordinary shares (Shares)		12,165,559
Net profit (loss)					(74,933)	(74,933)
Preferred Stock, Value, Issued, Ending Balance at Dec. 31, 2021	$ 0					$ 0
Preferred Stock, Shares Outstanding, Ending Balance (Shares) at Dec. 31, 2021	0					0
Ending balance at Dec. 31, 2021		$ 0	$ 823,550	$ (159)	$ (127,641)	$ 695,750
Ending balance (Shares) at Dec. 31, 2021		150,456,501